Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting Standards Codification (ASC) 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). ASC 820 includes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:
Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2 - Inputs to the valuation methodology include:

•Quoted prices for similar assets and liabilities in active markets
•Quoted prices for identical or similar assets or liabilities in markets that are not active
•Inputs other than quoted prices that are for the assets or liabilities (e.g., interest rate and yield curve quotes at commonly quoted intervals)
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The level in the fair value hierarchy within which the fair value measurement is classified is determined based upon the lowest level of input that is significant to the fair value measurement in its entirety.
The following is a description of the valuation techniques and inputs used for assets measured at fair value:
•Registered investment companies (mutual funds) ‑ Valued at the net asset value (NAV) of shares held by the Master Trust at year end, as quoted in the active market, and classified within Level 1 of the valuation hierarchy
•Self-directed brokerage accounts (represents mutual funds and exchange-traded funds) - Valued at the NAV of shares held by the Master Trust at year end, as quoted in the active market, and classified within Level 1 of the valuation hierarchy
•Eli Lilly and Company common stock and other common stock ‑ Valued at the closing price reported on the applicable stock exchange (e.g., NYSE or NASDAQ) and is classified within Level 1 of the valuation hierarchy

•Interest in common/collective trusts - Represents interests in pooled investment vehicles designed primarily for collective investment of employee benefit trusts. The fair value of the investments in this category has been estimated using the NAV per unit as a practical expedient provided by the fund managers. Redemption restrictions range from 1 to 30 days, and there were no unfunded commitments in this investment category.
The valuation methodologies described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plans believe their valuation methods are appropriate and consistent with those of other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no changes in the methodologies used at December 31, 2025 and 2024.
The following table sets forth the net assets of the Master Trust and the Master Trust's assets carried at fair value as of December 31, 2025, by level, within the fair value hierarchy:

	Master Trust
	Balance	Level 1	Level 2	Level 3
Investments at fair value:
Registered investment companies	$429,061,226	$429,061,226	$—	$—
Self-directed brokerage accounts	432,429,718	432,429,718	—	—
Eli Lilly and Company common stock	4,444,670,141	4,444,670,141	—	—
Other common stock	473,635,764	473,635,764	—	—
Total	5,779,796,849	$5,779,796,849	$—	$—
Interest in common/collective trusts, measured at NAV	9,387,065,252
Total Master Trust investments at fair value	15,166,862,101
Investments at contract value – Synthetic GICs	1,044,594,362
Total Master Trust investments	$16,211,456,463
The following table sets forth the net assets of the Master Trust and the Master Trust's assets carried at fair value as of December 31, 2024, by level, within the fair value hierarchy:

	Master Trust
	Balance	Level 1	Level 2	Level 3
Investments at fair value:
Registered investment companies	$353,047,838	$353,047,838	$—	$—
Self-directed brokerage accounts	347,947,988	347,947,988	—	—
Eli Lilly and Company common stock	3,586,035,728	3,586,035,728	—	—
Total	4,287,031,554	$4,287,031,554	$—	$—
Interest in common/collective trusts, measured at NAV	8,284,292,489
Total Master Trust investments at fair value	12,571,324,043
Investments at contract value – Synthetic GICs	964,877,239
Total Master Trust investments	$13,536,201,282